Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 36,199
Ending balance	36,171	€ 36,199
Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	48,726	50,022
Additions	169	227
Divestiture		(1,523)
Transfer	100
Ending balance	48,995	48,726
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13,858)
Amortisation charge	(197)	(170)
Divestiture		1,501
Transfer	(100)
Impairment (non-recurring loss)	(12,824)	(12,527)
Ending balance	(12,824)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	883
Ending balance	883	883
Goodwill [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	883	883
Ending balance	883	883
In-process research and development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,678
Ending balance	33,678	33,678
In-process research and development [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,678	33,677
Ending balance	33,678	33,678
Development cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	607
Ending balance	540	607
Development cost [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,084	1,084
Ending balance	1,084	1,084
Development cost [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(411)
Amortisation charge	(66)	(66)
Impairment (non-recurring loss)	(543)	(477)
Ending balance	(543)
Patents, licences, trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	965
Divestiture		1,493
Ending balance	1,019	965
Patents, licences, trademarks [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,903	14,214
Additions	168	181
Divestiture		(1,493)
Ending balance	13,071	12,903
Patents, licences, trademarks [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13,338)
Amortisation charge	(114)	(92)
Impairment (non-recurring loss)	(12,052)	(11,938)
Ending balance	(12,052)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66
Ending balance	51	66
Software [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	179	164
Additions	1	46
Divestiture		(30)
Transfer	100
Ending balance	279	179
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(109)
Amortisation charge	(16)	(12)
Divestiture		8
Transfer	(100)
Impairment (non-recurring loss)	(229)	€ (112)
Ending balance	€ (229)